                                                                                                                                                                December 11, 2017

Dreyfus Institutional Liquidity Funds
-Dreyfus Treasury and Agency Liquidity Money Market Fund

Supplement to Current Statement of Additional Information

The fund is not currently being offered.

GRP1-SAISTK-1217